Pension Plan	12 Months Ended
Dec. 31, 2014
Pension Plan [Abstract]
Pension Plan

NOTE 7 – Pension Plan

The Trust has a noncontributory defined benefit pension plan that covers all employees. The Trustees are not eligible for pension benefits under the plan based on their services as Trustees.  Although the termination date of the Trust is April 6, 2015, there has been no pension plan curtailment or settlement that would require the immediate recognition of certain amounts in other comprehensive income/loss as of December 31, 2014 and 2013.  Immediate recognition of such amounts from accumulated other comprehensive income/loss will occur in the period that the pension plan is settled.  The pension plan is expected to remain under the control of the Trustees until sometime in 2016, due to the length of time necessary to administer to the various tasks required to terminate a pension plan, including regulatory filings, securing an annuity provider to continue the benefits to retirees, etc.  The pension accounting guidance requires employers with pension plans to recognize the funded (or unfunded) status of a plan on the face of the balance sheet.  The funded status is determined by comparing the pension plan assets at fair value to the projected (future) benefit obligation.

A summary of the components of net periodic pension cost and other amounts recognized in other comprehensive income is as follows:

Net Periodic Pension Cost	2014	2013	2012
Service cost	$310,335	$325,693	$306,799
Interest cost	362,561	307,871	322,198
Expected return on assets	(225,814)	(537,923)	(448,470)
Amortization of net loss	-	663,536	492,391
Amortization of prior service cost	17,467	17,469	17,469
Net periodic pension cost	464,549	776,646	690,387

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain) arising during the period	2,797,734	(879,193)	488,972
Amortization of net loss included in net periodic pension cost	-	(663,536)	(492,391)
Amortization of prior service cost included in net periodic pension cost	(17,467)	(17,469)	(17,469)
Total loss (gain) recognized in other comprehensive income	2,780,267	(1,560,198)	(20,888)
Total recognized in net periodic pension cost and other comprehensive income	$3,244,816	$(783,552)	$669,499

NOTE 7 –  Pension  Plan (continued)

A summary of the weighted-average assumptions used in the measurement of the benefit obligation and the net periodic pension cost is as follows:

	2014	2013
Discount rate for benefit obligation	3.50%	4.25%
Discount rate for net periodic pension cost	4.25%	3.50%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	2.80%	2.30%

The determination of the discount rate is based on the Citigroup pension yield curve that approximates the expected cash flow payouts of the plan, coupled with a consideration of the Moody’s Long-term Corporate Aa Bond Yield.  The determination of the rate of compensation increase is based on historical salary adjustment averages.  The determination of the expected long-term return on plan assets is based on a revised investment policy effective in 2014 that recognizes exposure to equities given the termination of the Trust on April 6, 2015, and also with consideration to the period of time expected following the termination date of the Trust to administer to all the tasks required to terminate the pension plan.

A summary of the changes in projected benefit obligation is as follows:

	2014	2013
Projected benefit obligation at beginning of year	$8,678,194	$8,942,161
Service cost	310,335	325,693
Interest cost	362,561	307,871
Actuarial loss (gain)	2,910,925	(624,138)
Benefit payments	(274,527)	(273,393)
Projected benefit obligation at end of year	$11,987,488	$8,678,194

A summary of the changes in the fair value of plan assets is as follows:

	2014	2013
Fair value of plan assets at beginning of year	$9,265,353	$7,430,467
Contributions by the Trust	1,679,091	1,315,301
Actual return on plan assets	339,005	792,978
Benefit payments	(274,527)	(273,393)
Fair value of plan assets at end of year	$11,008,922	$9,265,353

A summary of the plan’s funded (unfunded) status and amounts recognized in the balance sheets shown as “Prepaid pension costs” or “Liability for pension benefits” is as follows:

	2014	2013
Accumulated benefit obligation at end of year	$9,684,899	$6,737,531
Effect of future compensation increases and scheduled benefit adjustment	2,302,589	1,940,663
Projected benefit obligation at end of year	11,987,488	8,678,194
Fair value of plan assets at end of year	11,008,922	9,265,353
Funded (unfunded) status at end of year	$(978,566)	$587,159

NOTE 7 –  Pension  Plan (continued)

A summary of the amounts recognized in the balance sheets shown as “Accumulated other comprehensive loss” is as follows:

	2014	2013
Net loss	$3,642,178	$844,444
Prior service cost	-	17,467
Accumulated other comprehensive loss	$3,642,178	$861,911

The net loss and prior service cost amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic pension cost in 2015 are estimated to be $2,443,429 and $0, respectively.

A summary of the estimated future benefit payments from the plan for the next ten year period is as follows:

Period	Amount
2015	$668,589
2016	850,240
2017	831,922
2018	810,249
2019	783,267
2020 - 2024	3,555,152

The 2015 contribution to the plan is estimated to approximate $978,566, representing the maximum contribution that is recommended pursuant to the Trust’s annual actuarial valuation.  However, the actual 2015 contribution will not be determined and finalized until after the completion of the plan’s annual actuarial valuation, which is performed as of the plan’s fiscal year end, March 31.

The investment policy of the plan was revised in 2014 to recognize exposure to equities given the termination date of the Trust on April 6, 2015, and also with consideration to the period of time expected following the termination date of the Trust to administer to all the tasks required to terminate the pension plan.  A sliding scale was adopted that adjusts the plan portfolio maximum equities allocation over the course of the next year.  As of December 31, 2014, said policy permits up to approximately 21% of the plan portfolio invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash.  The equity portfolio strategy is to generate appreciation and growth in the plan’s overall value over the long-term with its benchmark being the S&P 500 Index.  The debt portfolio strategy is to generate income for the payment of benefits, as well as investment diversification with its benchmark being the Barclays Capital Government/Credit Index.  The cash portfolio strategy is to provide liquidity for the payment of benefits to current retirees.  The fair value measurements are based on quoted prices in active markets for identical assets (Level 1).

A summary of the plan’s weighted-average asset allocations by category is as follows:

	2014		2013
	Fair Value	%	Fair Value	%
Equity securities	$2,272,943	21%	$3,441,055	37%
Debt securities - corporate issues	8,267,454	75	4,817,000	52
Debt securities - U.S. government issues	334,175	3	931,384	10
Cash (money market, accrued income)	134,350	1	75,914	1
Total	$11,008,922	100%	$9,265,353	100%